FINANCIAL RISK MANAGEMENT, Classification of Loans by Banking and Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classification of loans by type of banking and maturity [Abstract]
Current loans	S/ 132,273,846	S/ 124,673,296
Current but impaired loans	5,357,744	4,860,127
Loans with delay in payments of one day or more but not internal overdue loans	3,222,790	2,444,833
Internal overdue loans	5,562,439	4,685,569
Total	146,416,819	136,663,825
Commercial Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	78,815,254	74,198,117
Current but impaired loans	3,627,246	3,117,851
Loans with delay in payments of one day or more but not internal overdue loans	1,362,487	683,060
Internal overdue loans	3,201,963	1,900,741
Total	87,006,950	79,899,769
Residential Mortgage Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	19,913,139	18,828,934
Current but impaired loans	581,358	376,053
Loans with delay in payments of one day or more but not internal overdue loans	731,821	744,339
Internal overdue loans	605,142	619,052
Total	21,831,460	20,568,378
Micro-Business Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	18,956,460	19,431,050
Current but impaired loans	524,064	683,370
Loans with delay in payments of one day or more but not internal overdue loans	683,183	520,062
Internal overdue loans	1,418,894	1,355,422
Total	21,582,601	21,989,904
Consumer Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	14,588,993	12,215,195
Current but impaired loans	625,076	682,853
Loans with delay in payments of one day or more but not internal overdue loans	445,299	497,372
Internal overdue loans	336,440	810,354
Total	S/ 15,995,808	S/ 14,205,774